As filed with the Securities and Exchange Commission on April 22, 2026.

Registration Nos. 333-282283

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 4	X

PACIFIC LIFE INSURANCE COMPANY
(Name of Insurance Company)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Insurance Company’s Telephone Number, including Area Code)

Alison Ryan

Vice President and Associate General Counsel
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on May 1, 2026, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐      New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐      Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐      If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒     Insurance Company relying on Rule 12h-7 under the Exchange Act

☐      Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Pacific Protective Growth Limited Premium Registered Index-Linked Deferred Annuity

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 3 to Registration Statement No. 333-282283 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on March 25, 2026. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 2 are incorporated herein by reference. Post-Effective Amendment No. 3 was scheduled to become effective on April 24, 2026. As stated on the cover page to this filing, this Post-Effective Amendment No. 4 is intended to become effective on May 1, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 22th day of April, 2026.

PACIFIC LIFE INSURANCE COMPANY
(Insurance Company)

By:
Darryl D. Button *
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, President, and Chief Executive Officer	April 22, 2026
Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	April 22, 2026
Vibhu R. Sharma*

		Director, Senior Vice President and Acting General Counsel	April 22, 2026
Michael F. Anderson*

		Vice President and Secretary	April 22, 2026
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	April 22, 2026
Carol J. Krosky*

		Director, Executive Vice President	April 22, 2026
Dawn M. Behnke*

		Senior Vice President and Treasurer	April 22, 2026
Craig W. Leslie*

*By:	/s/ ALISON RYAN		April 22, 2026
Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in the Registration Statement on Form N-4, File No. 333-282283, Accession No. 0001104659-26-006658, filed on January 26, 2026 as Exhibit P).